Going Concern (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Mar. 31, 2023 CNY (¥)
Going Concern [Line Items]
Current assets	¥ 237,200	$ 33,000	¥ 237,000
Working capital deficit	18,400	2,600	8,700
Accumulated deficit	(186,379)	(25,959)	(175,893)
Incurred net loss	11,800	1,600
Other Liabilities [Member]
Going Concern [Line Items]
Current liabilities			245,700
Maximum [Member]
Going Concern [Line Items]
Current liabilities	255,600
Minimum [Member]
Going Concern [Line Items]
Current liabilities | $		35,600
Cash [Member]
Going Concern [Line Items]
Accumulated deficit	¥ 186,400	$ 26,000	¥ 175,900